CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($)	Common Stock [Member]	Additional Paid In Capital [Member]	Unrealized Gain on Marketable securities [Member]	Retained Earnings [Member]	Common Stock Held in Treasury [Member]	Total
Balance at Jul. 31, 2017	$ 2,178,297	$ 3,346,245	$ 368,476	$ 45,395,245	$ (1,287,852)	$ 50,000,411
Increase in unrealized gains on marketable securities			118,660			118,660
Net income				2,974,141		2,974,141
Balance at Jul. 31, 2018	2,178,297	3,346,245	487,136	48,369,386	(1,287,852)	53,093,212
Reclassification of unrealized gains on marketable securities to retained earnings (Note 1)			(487,136)	487,136
Net income				1,514,801		1,514,801
Balance at Jul. 31, 2019	$ 2,178,297	$ 3,346,245		$ 50,371,323	$ (1,287,852)	$ 54,608,013